Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Consolidated Statement of Financial Position

Consolidated Statement of Financial Position as of December 31, 2023:

	Restated	Previously Presented	Difference	Reference
Assets
Current assets:
Prepaid expenses	$77,468	79,115	(1,647)	a
Total current assets	3,990,440	3,992,087	(1,647)

Right-of-use assets, net	361,561	358,704	2,857	a
Deferred income tax	527,929	523,568	4,361	a
Total non-current assets	7,103,271	7,096,053	7,218

Total assets	$11,093,711	11,088,140	5,571	a

Liabilities and stockholders’ equity
Current liabilities:
Lease liability	$122,997	117,094	5,903	a
Total current liabilities	3,832,138	3,826,235	5,903

Non-current liabilities:
Lease liability	$265,724	255,882	9,842	a
Total Non-current liabilities	5,798,734	5,788,892	9,842

Total liabilities	$9,630,872	9,615,127	15,745	a

Stockholder’s equity
Retained earnings	$1,178,724	1,188,898	(10,174)	a
Equity attributable to owners of the Group	1,464,472	1,474,646	(10,174)	a
Total stockholders’ equity	1,462,839	1,473,013	(10,174)	a
Total liabilities and stockholders’equity	$11,093,711	11,088,140	5,571	a
a)	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.

b)	Restatement of the consolidated statement of profit or loss and other comprehensive income for the years 2023 and 2022, resulting from the recognition in the cost of sales of direct labor expenses and the corresponding proportion of indirect variable and fixed costs, allocated based on normal operating capacity, which were erroneously classified in administrative and distribution expenses from Jafra Mexico segment. These reclassifications had no effect on inventory balances because the error was identified only in the correct presentation of expenses within cost of sales in the Consolidated statement of profit or loss and other comprehensive income.

c)	Restatement of basic and diluted earnings per share in fiscal year 2023, derived from the lease adjustment mentioned in section a), where basic and diluted earnings suffered a decrease of Ps.0.28 and Ps.0.27 cents per share respectively.

Schedule of Consolidated Statement of Profit or Loss and Other Comprehensive Income

Consolidated Statement of Profit or Loss and Other Comprehensive Income for the year ended December 31, 2023

	Restated	Previously Presented	Difference	Reference
Net revenue	$13,009,507	13,009,507	-

Cost of sales	4,260,842	3,701,255	559,587	b

Gross profit	8,748,665	9,308,252	(559,587)

Administrative expenses	2,367,280	2,908,945	(541,665)	a, b
Distribution expenses	582,237	593,174	(10,937)	b
	6,409,884	6,962,486	(552,602)	a, b

Operating income	2,338,781	2,345,766	(6,985)	a

Financing income (cost):
Interest expense	(827,812)	(820,262)	(7,550)	a
	(922,194)	(914,644)	(7,550)

Income before income taxes	1,416,587	1,431,122	(14,535)	a

Deferred income tax	(265,498)	(261,137)	(4,361)	a
	380,023	384,384	(4,361)

Net income for the year	$1,036,564	1,046,738	(10,174)	a

Net income for the year attributable to:
Owners of the Group	$1,039,287	1,049,461	(10,174)
Non-controlling interest	(2,723)	(2,723)	-
	1,036,564	1,046,738	(10,174)

Basic earnings per common share (pesos)	$27.90	$28.18	$(0.28)	c
Diluted earnings per common share (pesos)	$27.89	$28.16	$(0.27)	c

Consolidated Statement of Profit or Loss and Other Comprehensive Income for the year ended December 31, 2022

	Restated	Previously Presented	Difference	Reference
Net revenue	$11,507,549	11,507,549	-

Cost of sales	3,983,571	3,579,093	404,478	b

Gross profit	7,523,978	7,928,456	(404,478)

Administrative expenses	2,198,330	2,596,642	(398,312)	b
Distribution expenses	467,350	473,516	(6,166)	b
	5,473,710	5,878,188	(404,478)	b

Operating income	2,028,406	2,028,406	-

Income before income taxes	1,386,884	1,386,884	-

Net income for the year	$869,964	869,964	-
a)	Restatement of the 2023 consolidated statement of financial position and consolidated statement of profit or loss and other comprehensive income, resulting from the adjustment for recognition of Jafra México’s right-of-use and office lease liabilities in the correct period as of the May 1, 2023, transaction date.

b)	Restatement of the consolidated statement of profit or loss and other comprehensive income for the years 2023 and 2022, resulting from the recognition in the cost of sales of direct labor expenses and the corresponding proportion of indirect variable and fixed costs, allocated based on normal operating capacity, which were erroneously classified in administrative and distribution expenses from Jafra Mexico segment. These reclassifications had no effect on inventory balances because the error was identified only in the correct presentation of expenses within cost of sales in the Consolidated statement of profit or loss and other comprehensive income.

c)	Restatement of basic and diluted earnings per share in fiscal year 2023, derived from the lease adjustment mentioned in section a), where basic and diluted earnings suffered a decrease of Ps.0.28 and Ps.0.27 cents per share respectively.

Schedule of Percentage of Participation

As of December 31, 2024, 2023 and 2022 the percentage of participation that it maintains over its subsidiaries is as follows:

	Operating	Functional	% Participation
The Group’s companies:	Country	currency	2024	2023	2022
Home organization (“Betterware”):
Betterware de México, S.A.P.I. de C.V.	Mexico	Peso	Last controlling entity
BLSM Latino América Servicios, S.A. de C.V.	Mexico	Peso	99%	99%	99%
Betterware de Guatemala, S.A.	Guatemala	Quetzal	70%	70%	70%
Programa Lazos, S.A. de C.V.	Mexico	Peso	70%	70%	70%
Betterware Ningbo Trading Co, LTD. (1)	China	Yuan	-	-	100%
Finayo, S.A.P.I. de C.V. SOFOM ENR	Mexico	Peso	100%	100%	100%
Betterware América, LLC.	United States	Dollar	100%	100%	100%
Betterware Perú, S.A.C.	Perú	Sol	100%	-	-
Beauty and personal care (B&PC) (“Jafra”):
Jafra México Holding Company, B.V.	Mexico	Euro	100%	100%	100%
Distribuidora Comercial Jafra, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafra Cosmetics International, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafra Cosmetics, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Serviday, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafrafin, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Distribuidora Venus, S.A. de C.V.	Mexico	Peso	100%	100%	100%
Jafra Cosmetics International, Inc.	United States	Dollar	100%	100%	100%

(1)	Betterware Ningbo Trading Co, LTD was part of the Group until June 21, 2023.

Schedule of Useful Lives are Used in the Calculation of Depreciation

The following useful lives, considering separately each of the asset’s components, are used in the calculation of depreciation:

Useful life
Asset
Buildings	5 – 50 years
Molds and machinery	3 – 15 years
Vehicles	4 years
Computers and equipment	3 – 10 years
Leasehold improvements	3 – 5 years

Schedule of Lives of Intangible Assets with a Defined Useful Life

The estimated useful lives of intangible assets with a defined useful life are summarized as follows:

Intangibles:	Betterware	Jafra
Customer relationships	10 years	12 years
Software	3 years	-
Brands and logo rights	10 – 30 years	-